5. Property and Equipment, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	March 31, 2016	December 31, 2015
Laboratory equipment	$264,583	$249,969
Office and computer equipment	35,190	35,190
Leasehold improvements	26,841	26,841
Furniture and fixtures	20,263	20,263
Property and equipment – at cost	346,877	332,263
Less accumulated depreciation	(279,324)	(270,242)
Property and equipment – net	$67,553	$62,021

	December 31, 2015	December 31, 2014
Laboratory equipment	$249,969	$254,150
Office and computer equipment	35,190	189,459
Leasehold improvements	26,841	92,354
Furniture and fixtures	20,263	50,150
Property and equipment	332,263	586,113
Less accumulated depreciation	(270,242)	(466,664)
Property and equipment – net	$62,021	$119,449